ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2023
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

5. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2022	2023
Customer A	*	33,727
Customer D	76,393	64,973
Customer E	35,040	*
Customer F	37,331	43,918
Others	126,404	120,223
Total	$275,168	$262,841
Less: Advances from customers – short-term portion	$121,992	$148,984
Advances from customers – long-term portion	$153,176	$113,857

*Represents less than 10%